Other Investments - Location Table (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015		Sep. 30, 2014	Sep. 30, 2013
ASSETS
Investments in unconsolidated affiliates	$ 136,884		$ 100,528
Investments in direct financing leases, capital leases	35,234		18,159
INCOME STATEMENT
Equity in earnings of unconsolidated affiliates	5,468		3,194	$ 1,510
Other income (expenses) - net	653		1,536	2,548
VIEs
ASSETS
Investments in unconsolidated affiliates	94,000		72,600
Investments in direct financing leases, capital leases	35,200		18,200
Net Investment in Direct Financing Lease, Current	2,000		1,700
Total assets	131,200		92,500
INCOME STATEMENT
Equity in earnings of unconsolidated affiliates	2,900		2,200	1,000
Depreciation and amortization	300		200	100
Other Income			2,600	1,400
Other income (expenses) - net	3,200
Net income	5,800		4,600	2,300
Non-VIEs
ASSETS
Investments in unconsolidated affiliates	42,900		27,900
Investments in direct financing leases, capital leases	0		0
Net Investment in Direct Financing Lease, Current	4,200	[1]	0
Total assets	47,100		27,900
INCOME STATEMENT
Equity in earnings of unconsolidated affiliates	2,600		1,000	500
Depreciation and amortization	0		0	0
Other Income			0	0
Other income (expenses) - net	(5,600)
Net income	(3,000)		1,000	500
Total
ASSETS
Investments in unconsolidated affiliates	136,900		100,500
Investments in direct financing leases, capital leases	35,200		18,200
Net Investment in Direct Financing Lease, Current	6,200		1,700
Total assets	178,300		120,400
INCOME STATEMENT
Equity in earnings of unconsolidated affiliates	5,500		3,200	1,500
Depreciation and amortization	300		200	100
Other Income			2,600	1,400
Other income (expenses) - net	(2,400)
Net income	$ 2,800		$ 5,600	$ 2,800

[1]	(a) Represents the financing provided to another partner in Mountain Valley to fund its capital commitment. Acquired ownership interest represents the collateral for repayment of the financing.